AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 99.1%
Communication Services - 5.6%
Auto Trader Group PLC (United Kingdom)*,1	2,300	$17,586
giftee, Inc. (Japan)*	300	9,512
HUYA, Inc., ADR (China)*,2	400	7,792
Kakaku.com, Inc. (Japan)	400	10,949
Nordic Entertainment Group AB, Class B (Sweden)*	700	31,128
Zynga, Inc., Class A (United States)*	4,900	50,029

Total Communication Services		126,996
Consumer Discretionary - 11.9%
Afya, Ltd., Class A (Brazil)*	500	9,295
Brunswick Corp. (United States)	300	28,611
Callaway Golf Co. (United States)	900	24,075
CIE Automotive, S.A. (Spain)	500	13,117
Dalata Hotel Group PLC (Ireland)*	2,000	9,909
Floor & Decor Holdings, Inc., Class A (United States)*	200	19,096
Food & Life Cos., Ltd. (Japan)	700	31,035
Hilton Grand Vacations, Inc. (United States)*	700	26,243
momo.com, Inc. (Taiwan)	300	10,464
National Vision Holdings, Inc. (United States)*	800	35,064
Pan Pacific International Holdings Corp. (Japan)	2,100	49,569
Planet Fitness, Inc., Class A (United States)*	200	15,460

Total Consumer Discretionary		271,938
Consumer Staples - 4.4%
Kobe Bussan Co., Ltd. (Japan)	1,000	26,812
Performance Food Group Co. (United States)*	500	28,805
Pola Orbis Holdings, Inc. (Japan)	600	14,471
Sugi Holdings Co., Ltd. (Japan)	150	11,903
Zur Rose Group AG (Switzerland)*	50	18,840

Total Consumer Staples		100,831
Energy - 0.4%
Koninklijke Vopak, N.V. (Netherlands)	200	9,951
Financials - 17.2%
Challenger, Ltd. (Australia)	3,600	17,541
Conduit Holdings, Ltd. (Bermuda)*	1,600	11,360
doValue S.P.A. (Italy)*,1	700	8,537
Evercore, Inc., Class A (United States)	350	46,109
FinecoBank Banca Fineco S.P.A. (Italy)*	1,700	27,811
Lancashire Holdings, Ltd. (United Kingdom)	1,600	14,189
Nordnet AB publ (Sweden)*	1,200	19,374
Patria Investments, Ltd., Class A (Cayman Islands)*	800	13,936
	Shares	Value

RenaissanceRe Holdings, Ltd. (Bermuda)	300	$48,075
Signature Bank (United States)	200	45,220
St James's Place PLC (United Kingdom)	3,600	63,203
Steadfast Group, Ltd. (Australia)	9,300	27,019
Topdanmark AS (Denmark)	300	13,683
TPG Pace Beneficial Finance Corp., Class A (United States)*,2	1,200	23,496
Zenkoku Hosho Co., Ltd. (Japan)	300	13,808

Total Financials		393,361
Health Care - 11.1%
Amplifon S.P.A. (Italy)*	600	22,326
Charles River Laboratories International, Inc. (United States)*	250	72,457
Chemed Corp. (United States)	50	22,991
Encompass Health Corp. (United States)	600	49,140
Mani, Inc. (Japan)	600	15,102
MedPeer, Inc. (Japan)*	200	11,857
Nippon Shinyaku Co., Ltd. (Japan)	500	37,226
Orpea SA (France)*	200	23,160

Total Health Care		254,259
Industrials - 24.3%
A-Living Smart City Services Co., Ltd. (China)[1]	4,500	20,033
The AZEK Co., Inc. (United States)*	600	25,230
Befesa, S.A. (Luxembourg)[1]	300	20,102
Boa Vista Servicos, S.A. (Brazil)	5,400	11,157
Booz Allen Hamilton Holding Corp. (United States)	450	36,238
Clean Harbors, Inc. (United States)*	250	21,015
Electrocomponents PLC (United Kingdom)	2,500	34,236
EMCOR Group, Inc. (United States)	200	22,432
Fuji Corp. (Japan)	500	12,836
Harmonic Drive Systems, Inc. (Japan)	100	6,780
HomeServe PLC (United Kingdom)	1,400	23,181
Howden Joinery Group PLC (United Kingdom)*	1,900	19,199
Interpump Group S.P.A. (Italy)	300	15,120
IPH, Ltd. (Australia)	2,800	14,137
ITT, Inc. (United States)	300	27,273
KION Group AG (Germany)	166	16,402
Melrose Industries PLC (United Kingdom)*	10,800	24,834
Polypipe Group PLC (United Kingdom)*	2,200	16,837
Prosegur Cia de Seguridad, S.A. (Spain)	6,200	19,704
Rexnord Corp. (United States)	600	28,254
Rotork PLC (United Kingdom)	3,800	18,677
RWS Holdings PLC (United Kingdom)	1,600	13,433

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 24.3% (continued)
Stabilus, S.A. (Luxembourg)	100	$7,050
Teleperformance (France)	150	54,689
Valmet OYJ (Finland)	500	18,205
WillScot Mobile Mini Holdings Corp. (United States)*	1,000	27,750

Total Industrials		554,804
Information Technology - 18.5%
Accton Technology Corp. (Taiwan)	1,100	10,694
Barco, N.V. (Belgium)	400	9,383
BE Semiconductor Industries, N.V. (Netherlands)	200	16,707
Chinasoft International, Ltd. (China)	11,500	12,469
Disco Corp. (Japan)	50	15,800
Elecom Co., Ltd. (Japan)	600	13,337
Gartner, Inc. (United States)*	200	36,510
Horiba, Ltd. (Japan)	200	12,656
Inphi Corp. (United States)*	100	17,841
Jack Henry & Associates, Inc. (United States)	200	30,344
Keywords Studios PLC (Ireland)*	600	21,291
LINK Mobility Group Holding A.S.A. (Norway)*	1,800	8,734
Littelfuse, Inc. (United States)	150	39,666
MKS Instruments, Inc. (United States)	150	27,813
Monolithic Power Systems, Inc. (United States)	50	17,660
Nice, Ltd., Sponsored ADR (Israel)*	150	32,695
Pexip Holding A.S.A. (Norway)*	800	8,979
Pushpay Holdings, Ltd. (New Zealand)*	6,500	9,461
Solutions 30 SE (Luxembourg)*,2	700	8,893
Spirent Communications PLC (United Kingdom)	3,500	11,506
Systena Corp. (Japan)	700	14,044
Tri Chemical Laboratories, Inc. (Japan)	400	12,798
WEX, Inc. (United States)*	110	23,014
Yeahka, Ltd. (China)*,2	1,400	9,760

Total Information Technology		422,055
Materials - 1.3%
Toyo Gosei Co., Ltd. (Japan)	100	12,629
Verallia, S.A. (France)[1]	500	18,013

Total Materials		30,642
	Shares	Value
Real Estate - 2.4%
Katitas Co., Ltd. (Japan)	400	$11,178
Kennedy-Wilson Holdings, Inc. (United States)[2]	1,800	36,378
Real Matters, Inc. (Canada)*	600	6,828

Total Real Estate		54,384
Utilities - 2.0%
Friedrich Vorwerk Group SE (Germany)*	200	11,832
Rubis SCA (France)	700	33,128

Total Utilities		44,960

Total Common Stocks (Cost $1,728,802)		2,264,181

	Principal Amount
Short-Term Investments - 3.6%
Joint Repurchase Agreements - 2.0%[3]
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $2,178 (collateralized by U.S. Treasuries, 0.125% - 3.000%, 07/15/29 - 02/15/51, totaling $2,222)	$2,178	2,178
RBC Dominion Securities, Inc., dated 03/31/21, due 04/01/21, 0.010% total to be received $42,424 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 05/06/21 - 03/01/51, totaling $43,272)	42,424	42,424

Total Joint Repurchase Agreements		44,602

	Shares
Other Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	36,977	36,977

Total Short-Term Investments (Cost $81,579)		81,579
Total Investments - 102.7% (Cost $1,810,381)		2,345,760
Other Assets, less Liabilities - (2.7)%		(60,614)
Net Assets - 100.0%		$2,285,146

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $84,271 or 3.7% of net assets.
[2]	Some of these securities, amounting to $80,979 or 3.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
[4]	Yield shown represents the March 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$232,486	$322,318	—	$554,804
Information Technology	255,568	166,487	—	422,055
Financials	216,107	177,254	—	393,361
Consumer Discretionary	167,753	104,185	—	271,938
Health Care	144,588	109,671	—	254,259
Communication Services	57,821	69,175	—	126,996
Consumer Staples	28,805	72,026	—	100,831
Real Estate	43,206	11,178	—	54,384
Utilities	11,832	33,128	—	44,960
Materials	—	30,642	—	30,642
Energy	—	9,951	—	9,951
Short-Term Investments
Joint Repurchase Agreements	—	44,602	—	44,602
Other Investment Companies	36,977	—	—	36,977
Total Investment in Securities	$1,195,143	$1,150,617	—	$2,345,760

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2021, was as follows:
Country	% of Long-Term Investments
Australia	2.6
Belgium	0.4
Bermuda	2.6
Brazil	0.9
Canada	0.3
Cayman Islands	0.6
China	2.2
Denmark	0.6
Finland	0.8
France	5.7
Germany	1.3
Ireland	1.4
Israel	1.4
Italy	3.3
Japan	15.2
Luxembourg	1.6
Netherlands	1.2
New Zealand	0.4
Norway	0.8
Spain	1.5
Sweden	2.2
Switzerland	0.8
Taiwan	0.9
United Kingdom	11.4
United States	39.9
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$80,979	$44,602	$37,213	$81,815
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/29/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.